As filed with the United States Securities and Exchange Commission on December 30, 2013
1933 Act File No. 033-19862
1940 Act File No. 811-05460

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 53	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	☑

AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)

Copies to:

Seba Kurian, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date ), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of December, 2013.

Registrant:	AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

	By:	/s/ Karen Dunn Kelley Karen Dunn Kelley, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley (Karen Dunn Kelley)	President (Principal Executive Officer)	December 30, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	December 30, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	December 30, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	December 30, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	December 30, 2013

/s/ Rodney Dammeyer* (Rod Dammeyer)	Trustee	December 30, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	December 30, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 30, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	December 30, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 30, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	December 30, 2013

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	December 30, 2013

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	December 30, 2013

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	December 30, 2013

Vice President & Treasurer
/s/ Sheri Morris (Sheri Morris)	(Principal Financial and Accounting Officer)	December 30, 2013

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrants Post-Effective Amendment No. 47 dated December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def